Note 12 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Notional amount	$ 22.8	$ 20.8
Financial assets qualified for hedge accounting	22.8	20.8
Reserve of cash flow hedges	22.2
Other assets [member]
Statement Line Items [Line Items]
Total financial assets	$ 1.1	$ 1.5